CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 16,006	€ 26,102
Trade and other receivables	8,454	10,297
Prepaid expenses and other assets	2,442	263
Consideration receivable	56	148
Total Current Assets	26,958	36,810
Property and equipment	252	272
Right-of-use assets	579	708
Consideration receivable	0	44
Intangible assets	30,845	14,279
Goodwill	24,728	19,938
Other assets	28	43
Total Assets	83,390	72,094
Trade payables and other liabilities	14,357	16,968
Deferred revenue	27	102
Income taxes payable	784	1,318
Lease obligations on right of use assets - current	149	133
Deferred and contingent consideration	0	11,521
Total Current Liabilities	15,317	30,042
Deferred income tax liabilities	1,243	1,415
Non-current lease obligations on right of use assets	451	593
Other non-current liabilities	184	147
Total Liabilities	17,195	32,197
Share capital	100,285	62,304
Warrants		1,642
Broker warrants	38	399
Shares to be issued	13,746	22,608
Contributed surplus	18,385	14,325
Deficit	(68,743)	(61,231)
Accumulated other comprehensive income (loss)	2,484	(150)
Total Equity	66,195	39,897
Total Liabilities and Equity	€ 83,390	€ 72,094